Cover	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Entity Registrant Name	OPPENHEIMER HOLDINGS INC.
Entity Central Index Key	0000791963
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12043
Entity Tax Identification Number	98-0080034
Entity Address, Address Line One	85 Broad Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	212
Local Phone Number	668-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A non-voting common stock
Trading Symbol	OPY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false